Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	¥ 263,735	¥ 54,155
Loss on valuation adjustment for loans held for sale	209,107	0
Impairment reversal of assets held for sale	134,141	0
Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	209,107	0
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale		134,141	¥ 134,141
Impairment reversal of assets held for sale	134,141
Investment securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	505	1,759
Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	(66)	15,777
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	451	759
Loans | Loans held for sale | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	209,107	0
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	(517)	15,018
Premises and equipment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	2,579	1,660
Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	849	17,459
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	50,761	17,500
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	46,928	7,020
Other assets | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale	¥ 3,833	¥ 10,480